Discontinued Operations	12 Months Ended
Dec. 31, 2013
Discontinued Operations
Note 3. Discontinued Operations

On February 18, 2013, we completed the sale of our working interest in the Onnie Ray #1, Haile #1, Pearce #1 and Stahl #1 oil wells. We entered into an Assignment Agreement with Leexus Oil LLC, the wells operator, whereby the Company assigned its right, title and interest in the oil, gas and mineral leases and the oil and gas wells. Consideration for the assignment was the assumption of all outstanding liabilities and assumption of all future payments for any and all work performed on the wells.

On February 19, 2013, we completed the sale of our working interest in the Cooke #6 well. We entered into an Assignment Agreement with Millennium Petro-Physics, the well operator, whereby we assigned the right, title and interest in the oil, gas and mineral leases and the oil and gas wells. Consideration for the assignment was $3,000 cash.

The carrying amount of the oil and gas properties was $24,127 on the date of disposal. The related asset retirement obligation amounted to $57,532 and liabilities assumed amounted to $12,932. Including the $3,000 cash received, the Company recognized a gain of $49,338 in the year ended December 31, 2013, as a result of the disposal.

On December 31, 2013, we entered into a stock purchase agreement with Duke, pursuant to which we sold to Duke 100% of the issued and outstanding shares of Fostung Resources, a wholly owned subsidiary of ours, for a promissory note in the amount of $80,000, which amount approximated the fair value of the leases and mining claims controlled by Fostung Resources, as concluded by an independent third-party geological consultant. Principal and interest at 4.0% are payable on December 31, 2015. Including the $80,000 of consideration received, the Company recognized a loss on the disposal of the subsidiary of $453,581.

The Company’s revenue reported in discontinued operations for the years ended December 31, 2013 and December 31, 2012 were $nil and $16,549, respectively. The Company’s net loss reported in discontinued operations for the years ended December 31, 2013 and December 31, 2012 was $(404,243) and $(14,420), respectively. The Company has not recognized any revenue nor incurred expenses with respect to its previously owned oil and gas and mineral assets since their respective sales, and will not recognize any continuing cash flows with respect to these properties in the future.

Assets and liabilities of discontinued operations in the accompanying balance sheets consist of the following:

December 31, 2012
Assets:
Oil and Gas Properties, net	$24,127
Mining properties	519,750
Other current assets	800
$544,677
Liabilities
Accounts payable	$(12,932)
Asset retirement obligation	(57,532)
$(70,464)